Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Basis of Presentation [Abstract]
Organization and Basis of Presentation

Note 1 - Organization and Basis of Presentation

Organization and Nature of Operations

Onconetix, Inc. (formerly known as Blue Water Biotech, Inc. and Blue Water Vaccines Inc.) (the “Company” or “Onconetix”) was formed on October 26, 2018, and is a commercial stage biotechnology company focused on the research, development, and commercialization of innovative solutions for men’s health and oncology.

On December 15, 2023, Onconetix acquired 100% of the issued and outstanding voting equity interests in Proteomedix AG, a Swiss company (“Proteomedix”), and its related diagnostic product Proclarix. As a result of this transaction, Proteomedix became a wholly owned subsidiary of Onconetix (see Note 5). In April 2023, the Company acquired ENTADFI, a Food and Drug Administration (“FDA”)-approved, once daily pill that combines finasteride and tadalafil for the treatment of benign prostatic hyperplasia.

Historically, the Company’s focus was on the research and development of transformational vaccines to prevent infectious diseases worldwide, until the third quarter of 2023, at which time the Company halted its efforts on vaccine development activities to focus on commercialization activities for ENTADFI and pursue other potential acquisitions. However, in light of (i) the time and resources needed to continue pursuing commercialization of ENTADFI, and (ii) the Company’s cash runway and indebtedness, the Company has now determined to pause its commercialization of ENTADFI, as it explores strategic alternatives to monetize ENTADFI, such as a potential sale of the ENTADFI assets. To that end, the Company has engaged an investment advisor to assist with a potential sale or other transaction of the ENTADFI assets.

Basis of Presentation and Principles of Consolidation

The Company’s condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Onconetix and its 100% wholly owned subsidiary, Proteomedix, since the acquisition date of December 15, 2023. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Consolidated Financial Statements

The accompanying condensed consolidated balance sheet as of March 31, 2024, and the condensed consolidated statements of operations and comprehensive loss, the condensed consolidated statements of convertible redeemable preferred stock and stockholders’ equity (deficit), and the condensed consolidated statements of cash flows for the three months ended March 31, 2024 and 2023 are unaudited. These unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2024 and its results of operations and comprehensive loss and its cash flows for the three months ended March 31, 2024 and 2023. The financial data and the other financial information disclosed in the notes to these condensed consolidated financial statements related to the three month period are also unaudited. Operating results for the three months ended March 31, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024, any other interim periods, or any future year or period. The unaudited condensed consolidated financial statements included in this Report should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, which includes a broader discussion of the Company’s business and the risks inherent therein.

Note 1 - Organization and Basis of Presentation

Organization and Nature of Operations

Onconetix, Inc. (formerly known as Blue Water Biotech, Inc. and Blue Water Vaccines Inc.) (the “Company” or “Onconetix”) was formed on October 26, 2018, and is a commercial stage biotechnology company focused on the research, development, and commercialization of innovative solutions for men’s health and oncology.

On December 15, 2023, Onconetix acquired 100% of the issued and outstanding voting equity interests in Proteomedix AG, a Swiss company (“Proteomedix”), and its related diagnostic product Proclarix. As a result of this transaction, Proteomedix became a wholly owned subsidiary of Onconetix (see Note 5). In April 2023, the Company acquired ENTADFI®, a Food and Drug Administration (“FDA”)-approved, once daily pill that combines finasteride and tadalafil for the treatment of benign prostatic hyperplasia.

Historically, the Company’s focus was on the research and development of transformational vaccines to prevent infectious diseases worldwide, until the third quarter of 2023, at which time the Company deprioritized its efforts on vaccine development activities to focus on commercialization activities for ENTADFI® and pursue other potential acquisitions. In light of (i) the time and resources needed to continue pursuing commercialization of ENTADFI, and (ii) the Company’s cash runway and indebtedness, the Company has determined to temporarily pause its commercialization of ENTADFI, as it considers strategic alternatives. The Company expects to appoint a new Chief Executive Officer in the second quarter of 2024, after which the new CEO and the Board will reassess its ENTADFI program in light of the foregoing and other relevant factors.

On April 21, 2023, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware to change its corporate name from “Blue Water Vaccines Inc.” to “Blue Water Biotech, Inc.” The name change was effective as of April 21, 2023. On December 15, 2023, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Secretary of State of Delaware to change its corporate name from “Blue Water Biotech, Inc.” to “Onconetix, Inc.” In connection with each of the name changes, the Company also amended the Company’s bylaws to reflect the new corporate name.

Basis of Presentation and Principles of Consolidation

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of Onconetix and its 100% wholly owned subsidiary, Proteomedix, since the acquisition date of December 15, 2023. All significant intercompany balances and transactions have been eliminated in consolidation.

Certain reclassifications have been made to prior year amounts reported in the accompanying consolidated statement of cash flows to conform to the current year presentation. These reclassifications, which resulted in a difference of approximately $23,000 between operating and investing cash flow activity, are not significant and had no impact on the previously reported financial position or results of operations of the Company.

Initial Public Offering

On February 23, 2022, the Company completed its initial public offering (“IPO”) in which the Company issued and sold 2,222,222 shares of its common stock, at a price to the public of $9.00 per share. Proceeds from the IPO, net of underwriting discounts, commissions, and offering costs of $2.9 million, were $17.1 million. In connection with the completion of the IPO, all outstanding shares of convertible preferred stock were converted into 5,626,365 shares of common stock (see Note 9).